Other Receivables and Prepayment (Details) - Schedule of other receivables and prepayment - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current
Advances to suppliers		$ 1,534,605	$ 1,198,006
VAT recoverable	[1]	1,378,449	862,488
Advances to business partners	[2]	34,499,312	25,537,541
Others	[3]	5,953,078	159,839
Other receivable from investors		6,715,893	5,361,360
Other receivables, Gross		50,081,337	33,119,234
Less: allowance for expected credit losses		(13,877,442)	(6,664,197)
Other receivables, net		36,203,895	26,455,037
Non-current
Loans to employees		228,274	22,104
Deposit for equity investment	[4]	8,700,000	6,435,734
Loan to minority shareholders	[5]	673,247	7,861,502
Other		71,582	458,482
Other receivables, Gross		9,673,103	14,777,822
Less: allowance for expected credit losses		(669,139)	(6,632,163)
Other receivables, net		$ 9,003,964	$ 8,145,659

[1]	The balance of advanced VAT represents input VAT available for deducting the amount of VAT paid in the future.
[2]	Business partners mostly include suppliers. As of December 31, 2022, the advance to a third party business partner is unsecured, is repayable before December 31, 2023.
[3]	Others mainly consist of partial consideration of share based payments amounting to $2,502,000 and loan to certain non-controlling shareholders of BotBrain amounting to $679,254.
[4]	In 2022 and 2021, deposit for equity investment represents an intended investment in 100% equity interest of Dinoplus Ai Holdings Limited, 100% equity interest of PICOAI US INC, which was consolidated in 2022 and 1.364% equity interest of Beyond Net Service Limited. The investments are carried at cost and assessed for impairment when there are indications that the fair value does not exceed the carrying value.
[5]	The minority shareholders pledged their shares in LKCO for the interest-free loans which are repayable in 2023.